UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

and BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Master

Small Cap Growth Portfolio of BlackRock Master LLC and BlackRock Small Cap Growth Fund II of

BlackRock Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock Small Cap Growth Fund II

Security	Value
Mutual Fund — 100.2%
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$148,233,675

Total Investments — 100.2% (Cost: $127,160,286)	148,233,675
Liabilities in Excess of Other Assets — (0.2)%	(231,374)

Net Assets — 100.0%	$148,002,301

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $148,233,675 and 100%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the BlackRock Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended February 28, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) February 28, 2018	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.3%

Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	14,586	$1,968,818
HEICO Corp., Class A	11,666	845,785

		2,814,603

Airlines — 0.2%
Hawaiian Holdings, Inc.	8,325	299,700

Auto Components — 2.0%
Dana, Inc.	8,424	223,826
Fox Factory Holding Corp. (a)	2,602	97,705
LCI Industries	883	96,512
Modine Manufacturing Co. (a)	15,193	349,439
Stoneridge, Inc. (a)	1,694	36,861
Tenneco, Inc.	28,446	1,494,837
Tower International, Inc.	27,588	720,047

		3,019,227

Banks — 1.8%
Cadence BanCorp	3,815	104,607
Central Pacific Financial Corp.	38,826	1,082,081
First Connecticut Bancorp, Inc.	814	20,391
QCR Holdings, Inc.	1,083	47,219
Sandy Spring Bancorp, Inc.	2,925	113,373
Wintrust Financial Corp.	15,590	1,317,511

		2,685,182

Biotechnology — 9.4%
Acceleron Pharma, Inc. (a)	1,104	46,291
Achaogen, Inc. (a)	2,201	22,956
Achillion Pharmaceuticals, Inc. (a)	16,624	54,028
Aduro Biotech, Inc. (a)	9,023	56,394
Agenus, Inc. (a)	9,321	50,240
Aimmune Therapeutics, Inc. (a)	5,870	190,775
Akebia Therapeutics, Inc. (a)	16,084	230,001
Alder Biopharmaceuticals, Inc. (a)	7,947	110,463
Amicus Therapeutics, Inc. (a)	16,373	225,292
AnaptysBio, Inc. (a)	1,354	166,217
Applied Genetic Technologies Corp. (a)	10,270	39,539
Arena Pharmaceuticals, Inc. (a)	2,000	77,540
Array BioPharma, Inc. (a)	31,992	554,101
Atara Biotherapeutics, Inc. (a)	806	31,051
aTyr Pharma, Inc. (a)	25,671	75,729
Avexis, Inc. (a)	2,566	317,491
BioCryst Pharmaceuticals, Inc. (a)	7,395	36,753
Bluebird Bio, Inc. (a)	1,937	389,337
Blueprint Medicines Corp. (a)	4,152	359,397
Calithera Biosciences, Inc. (a)	22,562	173,727
ChemoCentryx, Inc. (a)	19,018	184,855
Clovis Oncology, Inc. (a)	8,442	490,227
Coherus Biosciences, Inc. (a)	2,603	25,770
Conatus Pharmaceuticals, Inc. (a)	18,169	94,479
Concert Pharmaceuticals, Inc. (a)	6,548	143,270
CytomX Therapeutics, Inc. (a)	9,060	269,173
Deciphera Pharmaceuticals, Inc. (a)	3,064	76,661
Editas Medicine, Inc. (a)	3,483	127,617
Emergent BioSolutions, Inc. (a)	3,327	165,352
Enanta Pharmaceuticals, Inc. (a)	1,732	136,170
EPIRUS Biopharmaceuticals, Inc. (a)	6,060	30
Esperion Therapeutics, Inc. (a)	604	48,568
Exact Sciences Corp. (a)	18,705	834,430
Exelixis, Inc. (a)	4,569	117,880
FibroGen, Inc. (a)	12,039	663,349
Foundation Medicine, Inc. (a)	1,231	101,865
Genomic Health, Inc. (a)	6,819	218,208
Global Blood Therapeutics, Inc. (a)	2,865	168,032
Halozyme Therapeutics, Inc. (a)	23,835	468,596
Heron Therapeutics, Inc. (a)	11,703	238,156
Immune Design Corp. (a)	10,534	30,549

Security	Shares	Value
Biotechnology (continued)
ImmunoGen, Inc. (a)	12,730	$141,430
Insmed, Inc. (a)	4,655	112,698
Ironwood Pharmaceuticals, Inc. (a)	28,257	401,249
Jounce Therapeutics, Inc. (a)	2,084	43,931
Ligand Pharmaceuticals, Inc. (a)	3,730	566,550
Loxo Oncology, Inc. (a)	2,481	275,937
Mersana Therapeutics, Inc. (a)	2,093	36,230
MiMedx Group, Inc. (a)	15,087	106,967
Miragen Therapeutics, Inc. (a)	2,849	15,812
Natera, Inc. (a)	4,056	36,504
Portola Pharmaceuticals, Inc. (a)	4,771	201,909
Protagonist Therapeutics, Inc. (a)	970	16,442
Prothena Corp. PLC (a)	1,733	58,385
PTC Therapeutics, Inc. (a)	7,288	187,666
Puma Biotechnology, Inc. (a)	4,136	270,288
Ra Pharmaceuticals, Inc. (a)	9,671	61,701
Radius Health, Inc. (a)	1,509	57,478
Recro Pharma, Inc. (a)	2,528	22,777
Repligen Corp. (a)	8,922	305,935
Retrophin, Inc. (a)	2,686	67,204
Sage Therapeutics, Inc. (a)	5,483	884,737
Sangamo Therapeutics, Inc. (a)	17,206	412,084
Sarepta Therapeutics, Inc. (a)	4,139	259,805
Sorrento Therapeutics, Inc. (a)	15,323	152,464
Spark Therapeutics, Inc. (a)	3,904	222,918
Synergy Pharmaceuticals, Inc. (a)	22,390	40,526
TG Therapeutics, Inc. (a)	1,746	24,444
Ultragenyx Pharmaceutical, Inc. (a)	4,776	228,341
Vanda Pharmaceuticals, Inc. (a)	13,596	256,285
Veracyte, Inc. (a)	21,781	131,122
vTv Therapeutics, Inc., Class A (a)	2	11
Xencor, Inc. (a)	9,329	285,747
ZIOPHARM Oncology, Inc. (a)	48,503	180,916

		13,877,052

Building Products — 2.6%
Builders FirstSource, Inc. (a)	29,977	574,959
JELD-WEN Holding, Inc. (a)	1,956	60,949
Trex Co., Inc. (a)	13,021	1,346,371
Universal Forest Products, Inc.	55,453	1,826,622

		3,808,901

Capital Markets — 1.0%
Moelis & Co., Class A	28,093	1,425,720

Chemicals — 2.5%
AdvanSix, Inc. (a)	8,102	335,018
Ferro Corp. (a)	7,463	159,634
Ingevity Corp. (a)	9,537	714,417
Innospec, Inc.	7,495	486,800
Koppers Holdings, Inc. (a)	4,766	192,546
Kraton Corp. (a)	1,225	51,952
PolyOne Corp.	5,067	209,318
Quaker Chemical Corp.	947	134,976
Sensient Technologies Corp.	12,115	871,674
Stepan Co.	3,062	245,266
Trinseo SA	4,730	376,508

		3,778,109

Commercial Services & Supplies — 2.1%
ARC Document Solutions, Inc. (a)	63,968	136,252
Brady Corp., Class A	4,932	184,457
Brink’s Co.	11,805	867,667
InnerWorkings, Inc. (a)	21,226	195,916
Interface, Inc.	30,978	749,668
Kimball International, Inc., Class B	12,211	200,627
Matthews International Corp., Class A	1,573	80,616
MSA Safety, Inc.	373	30,075
Quad/Graphics, Inc.	3,021	79,724

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	12,632	$618,336

		3,143,338

Communications Equipment — 1.5%
Aerohive Networks, Inc. (a)	5,351	22,421
Applied Optoelectronics, Inc. (a)	451	12,596
Ciena Corp. (a)	12,792	296,391
Extreme Networks, Inc. (a)	21,943	250,370
Finisar Corp. (a)	15,264	274,752
InterDigital, Inc.	7,619	547,044
Lumentum Holdings, Inc. (a)	6,633	404,613
NETGEAR, Inc. (a)	1,128	62,886
Ubiquiti Networks, Inc. (a)	4,750	302,100

		2,173,173

Construction & Engineering — 1.6%
Argan, Inc.	1,757	70,192
Comfort Systems U.S.A., Inc.	27,908	1,145,623
MasTec, Inc. (a)	23,757	1,210,419
Primoris Services Corp.	757	18,849

		2,445,083

Consumer Finance — 0.9%
Enova International, Inc. (a)	8,418	185,196
Green Dot Corp., Class A (a)	17,739	1,155,341

		1,340,537

Diversified Consumer Services — 1.1%
Capella Education Co.	5,770	448,329
Carriage Services, Inc.	6,254	170,234
Collectors Universe, Inc.	3,339	51,988
Grand Canyon Education, Inc. (a)	6,146	603,230
Weight Watchers International, Inc. (a)	5,178	350,136

		1,623,917

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	26,202	1,122,756

Electric Utilities — 0.2%
IDACORP, Inc.	2,870	232,613

Electrical Equipment — 0.4%
EnerSys	1,274	88,785
Generac Holdings, Inc. (a)	5,771	256,694
General Cable Corp.	6,177	182,530

		528,009

Electronic Equipment, Instruments & Components — 3.0%
Control4 Corp. (a)	1,288	30,964
Fitbit, Inc., Class A (a)	59,636	285,060
Insight Enterprises, Inc. (a)	12,550	438,371
Novanta, Inc. (a)	4,025	224,796
OSI Systems, Inc. (a)	8,547	539,658
Rogers Corp. (a)	4,684	643,207
SYNNEX Corp.	14,804	1,830,515
Systemax, Inc.	3,837	109,623
Vishay Intertechnology, Inc.	18,137	333,721

		4,435,915

Energy Equipment & Services — 0.9%
Exterran Corp. (a)	7,380	190,921
Pioneer Energy Services Corp. (a)	18,005	49,514
ProPetro Holding Corp. (a)	69,220	1,116,519

		1,356,954

Equity Real Estate Investment Trusts (REITs) — 2.9%
DiamondRock Hospitality Co.	18,081	185,873
First Industrial Realty Trust, Inc.	39,425	1,105,083
National Storage Affiliates Trust	7,612	186,722
PS Business Parks, Inc.	15,672	1,737,398
Ryman Hospitality Properties, Inc.	5,435	374,798

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Terreno Realty Corp.	23,688	$789,047

		4,378,921

Food & Staples Retailing — 1.1%
Performance Food Group Co. (a)	53,660	1,644,679

Food Products — 0.3%
Calavo Growers, Inc.	2,259	192,806
Dean Foods Co.	30,334	262,996

		455,802

Health Care Equipment & Supplies — 6.4%
Abaxis, Inc.	3,566	237,745
Accuray, Inc. (a)	62,151	344,938
AtriCure, Inc. (a)	12,507	220,999
Cantel Medical Corp.	10,678	1,241,958
Cutera, Inc. (a)	3,878	174,704
Globus Medical, Inc., Class A (a)	10,363	493,693
Haemonetics Corp. (a)	1,665	118,048
Inogen, Inc. (a)	9,511	1,149,119
Insulet Corp. (a)	8,339	626,176
LeMaitre Vascular, Inc.	12,257	426,053
Masimo Corp. (a)	22,181	1,941,503
Merit Medical Systems, Inc. (a)	5,980	272,090
Neogen Corp. (a)	4,503	262,390
Nevro Corp. (a)	2,125	172,380
Novocure Ltd. (a)	1,720	35,346
NxStage Medical, Inc. (a)	11,416	265,764
Orthofix International NV (a)	3,456	193,571
Penumbra, Inc. (a)	4,403	476,405
RTI Surgical, Inc. (a)	59,350	252,238
SeaSpine Holdings Corp. (a)	14,073	142,278
STAAR Surgical Co. (a)	3,219	50,538
Wright Medical Group NV (a)	20,830	423,891

		9,521,827

Health Care Providers & Services — 2.2%
AMN Healthcare Services, Inc. (a)	3,853	214,419
Chemed Corp.	2,195	569,888
CorVel Corp. (a)	2,295	112,340
LHC Group, Inc. (a)	16,776	1,080,039
PetIQ, Inc. (a)	2,635	57,707
Tivity Health, Inc. (a)	3,870	149,189
WellCare Health Plans, Inc. (a)	5,551	1,076,394

		3,259,976

Health Care Technology — 1.5%
Medidata Solutions, Inc. (a)	23,613	1,550,430
Quality Systems, Inc. (a)	8,395	105,357
Vocera Communications, Inc. (a)	18,324	503,910

		2,159,697

Hotels, Restaurants & Leisure — 3.4%
BJ’s Restaurants, Inc.	4,525	196,837
Bloomin’ Brands, Inc.	25,967	599,578
Cheesecake Factory, Inc.	10,574	491,585
J. Alexander’s Holdings, Inc. (a)	1,915	18,958
La Quinta Holdings, Inc. (a)	15,144	285,919
Pinnacle Entertainment, Inc. (a)	1,189	35,872
Planet Fitness, Inc., Class A (a)	2,672	98,811
Ruth’s Hospitality Group, Inc.	19,479	478,209
Scientific Games Corp. (a)	8,483	377,069
Texas Roadhouse, Inc.	31,424	1,736,490
Vail Resorts, Inc.	3,210	660,843

		4,980,171

Household Durables — 1.4%
Century Communities, Inc. (a)	584	17,374
GoPro, Inc., Class A (a)	29,069	156,391
iRobot Corp. (a)	12,601	856,238

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
LGI Homes, Inc. (a)	1,116	$63,154
MDC Holdings, Inc.	11,883	328,921
Taylor Morrison Home Corp., Class A (a)	10,249	229,988
TRI Pointe Group, Inc. (a)	15,493	237,508
William Lyon Homes, Class A (a)	5,698	144,045

		2,033,619

Household Products — 0.2%
Central Garden & Pet Co. (a)	7,600	293,588

Insurance — 0.3%
Infinity Property & Casualty Corp.	198	23,354
James River Group Holdings Ltd.	12,833	419,767
Primerica, Inc.	534	52,065
Trupanion, Inc. (a)	1,089	32,267

		527,453

Internet & Direct Marketing Retail — 0.4%
Nutrisystem, Inc.	8,166	251,104
PetMed Express, Inc.	3,525	159,295
Shutterfly, Inc. (a)	2,296	176,172

		586,571

Internet Software & Services — 6.2%
Appfolio, Inc., Class A (a)	6,462	259,126
Box, Inc., Class A (a)	18,516	445,495
Care.com, Inc. (a)	7,244	129,523
Cimpress NV (a)	5,302	862,901
Cloudera, Inc. (a)	22,246	423,786
CommerceHub, Inc., Series C (a)	2,291	43,644
Cornerstone OnDemand, Inc. (a)	13,240	542,840
eGain Corp. (a)	2,288	17,732
Five9, Inc. (a)	15,473	469,760
GrubHub, Inc. (a)	9,928	986,942
Hortonworks, Inc. (a)	15,818	284,408
Limelight Networks, Inc. (a)	90,375	365,115
LivePerson, Inc. (a)	1,282	18,525
MINDBODY, Inc., Class A (a)	1,732	61,746
MongoDB, Inc., (Acquired 10/20/17, cost $501,728) (a)(b)(c)	14,999	476,676
MongoDB, Inc. (a)	6,775	218,223
New Relic, Inc. (a)	6,902	495,426
NIC, Inc.	54,448	735,048
Nutanix, Inc., Class A (a)	15,181	553,347
Okta, Inc. (a)	6,459	249,253
QuinStreet, Inc. (a)	19,879	261,011
Rhythmone PLC (a)	2,850	8,946
Shutterstock, Inc. (a)	2,432	122,208
Stamps.com, Inc. (a)	97	18,532
Trade Desk, Inc., Class A (a)	663	37,300
Twilio, Inc., Class A (a)	10,103	345,118
Wix.com Ltd. (a)	573	43,004
Yelp, Inc. (a)	16,157	703,799
Yext, Inc. (a)	3,214	40,818

		9,220,252

IT Services — 1.7%
CSG Systems International, Inc.	15,763	735,817
EPAM Systems, Inc. (a)	7,518	850,436
Everi Holdings, Inc. (a)	27,365	203,869
Hackett Group, Inc.	26,488	477,579
Unisys Corp. (a)	25,029	280,325
Virtusa Corp. (a)	429	20,472

		2,568,498

Leisure Products — 1.0%
Malibu Boats, Inc., Class A (a)	20,976	672,281
MCBC Holdings, Inc. (a)	33,942	831,918

		1,504,199

Life Sciences Tools & Services — 1.2%
Cambrex Corp. (a)	5,992	311,284

Security	Shares	Value
Life Sciences Tools & Services (continued)
Enzo Biochem, Inc. (a)	19,528	$123,612
Harvard Bioscience, Inc. (a)	31,257	146,908
Luminex Corp.	9,474	185,785
Medpace Holdings, Inc. (a)	3,839	123,040
NanoString Technologies, Inc. (a)	5,292	33,922
Pacific Biosciences of California, Inc. (a)	10,120	24,086
PRA Health Sciences, Inc. (a)	8,461	710,724
Syneos Health, Inc. (a)	4,474	187,461

		1,846,822

Machinery — 4.7%
Alamo Group, Inc.	17,102	1,900,887
Altra Industrial Motion Corp.	6,390	277,326
Briggs & Stratton Corp.	28,977	651,403
EnPro Industries, Inc.	1,908	138,254
Global Brass & Copper Holdings, Inc.	2,179	61,666
Greenbrier Cos., Inc.	1,524	78,943
Harsco Corp. (a)	9,740	197,235
Kadant, Inc.	13,740	1,310,796
Lindsay Corp.	1,497	132,395
Milacron Holdings Corp. (a)	1,347	28,866
Navistar International Corp. (a)	4,510	168,313
Rexnord Corp. (a)	14,891	431,541
Standex International Corp.	1,552	149,147
Watts Water Technologies, Inc., Class A	17,774	1,341,937
Woodward, Inc.	919	65,093

		6,933,802

Media — 1.3%
Central European Media Enterprises Ltd., Class A (a)	23,084	102,724
Entravision Communications Corp., Class A	136,997	883,631
Eros International PLC (a)	6,891	90,961
Harte-Hanks, Inc. (a)	2,097	18,265
Meredith Corp.	1,863	106,750
World Wrestling Entertainment, Inc., Class A	20,274	773,453

		1,975,784

Metals & Mining — 0.9%
Materion Corp.	1,537	77,465
Schnitzer Steel Industries, Inc., Class A	10,701	363,834
Worthington Industries, Inc.	19,952	882,676

		1,323,975

Multiline Retail — 0.3%
Big Lots, Inc.	6,098	342,708
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,870	110,985

		453,693

Oil, Gas & Consumable Fuels — 0.2%
Bill Barrett Corp. (a)	8,411	38,102
California Resources Corp. (a)	1,150	16,226
Carrizo Oil & Gas, Inc. (a)	948	13,319
Eclipse Resources Corp. (a)	18,506	29,795
EP Energy Corp., Class A (a)	19,419	29,323
Evolution Petroleum Corp.	6,847	55,118
Matador Resources Co. (a)	3,124	90,159
Oasis Petroleum, Inc. (a)	2,369	18,668
Tellurian, Inc. (a)	1,955	17,067

		307,777

Paper & Forest Products — 0.5%
Boise Cascade Co.	7,165	288,749
Louisiana-Pacific Corp.	14,079	401,251

		690,000

Personal Products — 0.8%
Inter Parfums, Inc.	14,415	611,196
Medifast, Inc.	5,909	376,935
USANA Health Sciences, Inc. (a)	1,749	133,624

		1,121,755

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals — 3.6%
Aerie Pharmaceuticals, Inc. (a)	317	$16,215
ANI Pharmaceuticals, Inc. (a)	329	21,079
Catalent, Inc. (a)	39,867	1,664,447
Corcept Therapeutics, Inc. (a)	37,398	568,076
Dermira, Inc. (a)	6,007	154,440
Durect Corp. (a)	32,256	39,352
Intersect ENT, Inc. (a)	3,146	115,930
Juniper Pharmaceuticals, Inc. (a)	4,412	37,061
Medicines Co. (a)	11,497	352,038
Nektar Therapeutics (a)	19,021	1,646,458
Omeros Corp. (a)	3,891	39,299
Phibro Animal Health Corp., Class A	3,386	130,192
Prestige Brands Holdings, Inc. (a)	4,304	145,475
Reata Pharmaceuticals, Inc., Class A (a)	5,781	139,264
Revance Therapeutics, Inc. (a)	3,884	120,210
Theravance Biopharma, Inc. (a)	2,348	61,893
Zogenix, Inc. (a)	985	41,764

		5,293,193

Professional Services — 2.2%
CRA International, Inc.	5,712	285,543
Exponent, Inc.	873	67,876
Forrester Research, Inc.	2,685	108,742
Insperity, Inc.	31,392	2,049,898
On Assignment, Inc. (a)	6,509	499,175
RPX Corp.	8,755	87,813
WageWorks, Inc. (a)	3,945	206,915

		3,305,962

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	11,927	195,006

Road & Rail — 0.5%
Avis Budget Group, Inc. (a)	3,316	149,817
Knight-Swift Transportation Holdings, Inc.	284	13,677
Marten Transport Ltd.	11,818	255,860
Saia, Inc. (a)	3,779	274,544
Werner Enterprises, Inc.	1,390	51,778

		745,676

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Energy Industries, Inc. (a)	12,927	857,319
Alpha & Omega Semiconductor Ltd. (a)	21,893	336,495
Brooks Automation, Inc.	14,867	397,098
Cabot Microelectronics Corp.	9,527	970,801
Cirrus Logic, Inc. (a)	13,286	588,703
Cohu, Inc.	743	14,882
Diodes, Inc. (a)	1,163	35,006
Entegris, Inc.	60,162	1,997,378
Integrated Device Technology, Inc. (a)	9,176	278,400
Microsemi Corp. (a)	20,423	1,325,453
MKS Instruments, Inc.	3,232	359,883
Monolithic Power Systems, Inc.	10,541	1,233,929
Power Integrations, Inc.	2,214	148,781
Semtech Corp. (a)	13,915	468,240
Synaptics, Inc. (a)	1,004	46,656
Ultra Clean Holdings, Inc. (a)	994	19,144
Xcerra Corp. (a)	6,482	64,820

		9,142,988

Software — 7.1%
A10 Networks, Inc. (a)	70,286	441,396
Aspen Technology, Inc. (a)	1,060	81,917
Bottomline Technologies, Inc. (a)	26,885	1,021,092
Fair Isaac Corp.	4,288	728,703
HubSpot, Inc. (a)	632	70,184
Imperva, Inc. (a)	18,594	867,410
MicroStrategy, Inc., Class A (a)	10,462	1,338,927
Paylocity Holding Corp. (a)	8,614	402,877
Proofpoint, Inc. (a)	10,690	1,145,647

Security	Shares	Value
Software (continued)
RealNetworks, Inc. (a)	7,965	$22,143
RingCentral, Inc., Class A (a)	19,861	1,244,292
Varonis Systems, Inc. (a)	19,168	1,076,283
Verint Systems, Inc. (a)	10,040	390,556
Zendesk, Inc. (a)	35,225	1,521,016
Zix Corp. (a)	31,928	129,308

		10,481,751

Specialty Retail — 1.1%
Asbury Automotive Group, Inc. (a)	3,777	248,715
Camping World Holdings, Inc., Class A	2,870	119,966
Cato Corp., Class A	2,942	33,421
Children’s Place, Inc.	2,602	370,265
Citi Trends, Inc.	4,324	95,820
Group 1 Automotive, Inc.	6,490	446,772
Haverty Furniture Cos., Inc.	2	41
RH (a)	3,617	307,011

		1,622,011

Technology Hardware, Storage & Peripherals — 0.5%
Avid Technology, Inc. (a)	4,186	20,051
Pure Storage, Inc., Class A (a)	34,440	746,315

		766,366

Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. (a)	1,076	13,170
Culp, Inc.	8,111	225,486
Deckers Outdoor Corp. (a)	2,730	258,203
Oxford Industries, Inc.	1,343	107,333
Steven Madden Ltd. (a)	8,863	389,086
Wolverine World Wide, Inc.	1,752	51,299

		1,044,577

Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd. (a)	33,465	1,508,937
First Defiance Financial Corp.	2,977	158,406
LendingTree, Inc. (a)	385	134,172

		1,801,515

Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc.	30,087	2,118,125
Beacon Roofing Supply, Inc. (a)	7,925	419,312
Fortress Transportation & Infrastructure Investors LLC	1,864	30,439
H&E Equipment Services, Inc.	3,105	117,027
Rush Enterprises, Inc., Class A (a)	9,312	395,853

		3,080,756

Water Utilities — 0.0%
Evoqua Water Technologies Corp. (a)	839	19,213
SJW Group	642	33,987

		53,200

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc. (a)	10,388	274,970

Total Common Stocks — 98.3% (Cost: $124,359,795)		145,707,621

Preferred Stocks — 0.5%

Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0) (a)(b)(c)	2,066	—
Series 8 (Acquired 8/31/15, cost $294,992) (a)(b)(c)	49,410	—

		—

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Master Small Cap Growth Portfolio

Software — 0.5%
Illumio Inc., Series C (Acquired 3/10/15, cost $250,317) (a)(b)(c)	77,790	$266,042
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $500,000) (a)(b)(c)	81,566	426,590

		692,632

Total Preferred Stocks — 0.5% (Cost: $1,045,309)		692,632

Rights — 0.0%

Biotechnology — 0.0%
Dyax Corp. — CVR (a)(b)	35,077	80,326

Total Long-Term Investments — 98.8% (Cost: $125,405,104)		146,480,579

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.29% (d)(e)	582,168	582,168

Total Short-Term Investments — 0.4% (Cost: $582,168)		582,168
Total Investments — 99.2% (Cost: $125,987,272)
		147,062,747
Other Assets Less Liabilities — 0.8%		1,170,928

Net Assets — 100.0%		$148,233,675

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $1,169,308, representing 0.8% of its net assets as of period end, and an original cost of $1,547,037.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,188,100	(605,932)	582,168	$582,168	$9,431		$6	$—
SL Liquidity Series, LLC, Money Market Series	593,847	(593,847)	—	—	51,556	(b)	(1,087)	(56)

				$582,168	$60,987		$(1,081)	$(56)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

CVR     Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	25	03/16/18	$1,889	$(2,086)

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Master Small Cap Growth Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks(a)	$145,230,945	$476,676	$—	$145,707,621
Preferred Stocks(a)	—	—	692,632	692,632
Rights(a)	—	—	80,326	80,326
Short-Term Securities	582,168	—	—	582,168

	$145,813,113	$476,676	$772,958	$147,062,747

Derivative Financial Instruments(b)
Liabilities
Equity contracts	$(2,086)	$—	$—	$(2,086)

(a)	See above Schedule of Investments for values in each industry excluding Level 2, Internet Software & Services, within the table.

(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended February 28, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC and BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC and BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Date: April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC and BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.C

Date: April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC and BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Date: April 18, 2018